File No. 333-130647

     As filed with the Securities and Exchange Commission on July 6, 2006
                   U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM N-14
        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      Pre-Effective Amendment No. ___
                     Post-Effective Amendment No. 2__
                                                  -
                       (Check appropriate box or boxes)


                            FEDERATED INDEX TRUST
              (Exact Name of Registrant as Specified in Charter)
                                1-800-341-7400
                       (Area Code and Telephone Number)
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000
                   (Address of Principal Executive Offices)


                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)

                                  Copies to:
                         Matthew G. Maloney, Esquire
                            Dickstein Shapiro LLP
                             1825 Eye Street, NW
                             Washington, DC 20006
                                 202-420-2200


            It is proposed that this filing will become effective
               immediately upon filing pursuant to Rule 485(b).


No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.





PART C.    OTHER INFORMATION.

Item 15.  Indemnification:  (30)
          ---------------

Item 16.  Exhibits

1.1 Conformed copy of Amended and Restated Declaration of Trust of the Registrant; (18)
1.2 Conformed copy of Amendment No. 10 to the Declaration of Trust of the Registrant; (20)
1.3 Conformed copy of Amendment No. 11 to the Declaration of Trust of the Registrant; (22)
1.4 Conformed copy of Amendment No. 12 to the Declaration of Trust of the Registrant; (22)
1.5 Conformed Copy of Amendment No. 13 to the Declaration of Trust of the Registrant; (25)
1.6   Conformed Copy of Amendment No. 14 to the Declaration of Trust; (25)

2.1   Copy of By-Laws of the Registrant; (5)
2.2   Copies of Amendment Nos. 1-4 to the By-Laws of the Registrant; (16)
2.3   Copy of Amendment No. 5 to the By-Laws of the Registrant;(24)
2.4   Copy of Amendment No. 6 to the By-Laws of the Registrant;(24)
2.5   Copy of Amendment No. 7 to the By-Laws of the Registrant; (26)

3.    Not Applicable

4.    Agreement and Plan of Reorganization; (27)

 5.1 Copy of Specimen Certificate for Shares of Beneficial Interest of the Federated Mid-Cap Index Fund and Federated Mini-Cap Index Fund; (11)
 5.2 Copy of Specimen Certificates for Shares of Beneficial Interest of the Institutional Shares and Institutional Service Shares of the Federated Max-Cap Index Fund; (11)

 6.1  Conformed copy of Investment Management Contract of the
      Registrant; (10)
 6.2 Conformed copy of Exhibit A, B and C to Investment Management Contract of the Registrant; (18)
 6.3 Conformed copy of Amendment to Investment Management Contract between the Registrant and Federated Investment Management Company; (19)
 6.4 Conformed copy of Assignment of Investment Management Contract and Sub-Advisory Agreement; (25)
 6.5  Conformed copy of Sub-Advisory Agreement of the Registrant; (25)

 7.1  Conformed copy of Distributor's Contract of the Registrant; (10)
 7.2  Conformed copy of Exhibit D to Distributor's Contract of the
      Registrant; (10)
 7.3 Conformed copies of Exhibits E and F to Distributor's Contract of the Registrant; (14)
 7.4  Conformed copy of Exhibit H to Distributor's Contract of the
      Registrant; (25)
 7.5 The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) (ii) - (iv) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269);
 7.6 Conformed copy of Amendment to Distributor's Contract between the Registrant and Federated Securities Corp.; (19)
 7.7 Conformed copy of Amendment to Distributor's Contracts between the Federated Funds and Federated Securities Corp.; (25)

8.    Not Applicable

 9.1  Conformed copy of Custodian Contract of the Registrant; (19)
 9.2  Conformed copy of Exhibit A and D to Custody Agreement of
      Registrant; (21)

10.1  Conformed copy of Distribution Plan of the Registrant; (25)
10.2 Conformed copies of Exhibits A, B and C to the Distribution Plan of the Registrant; (25)
10.3 The responses described in Item 22(e)(v) are hereby incorporated by reference;

11. Form of Opinion and Consent of Counsel regarding the legality of Shares being issued; (27)

12.   Form of Opinion regarding tax consequences of Reorganization; *

 13.1 Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement; (16)
 13.2 The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement with attached schedule 1 revised 6/30/04, from Item (h) (vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843).
 13.3 The Registrant hereby incorporates the conformed copy of Amendment No. 2 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities: 2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);

14. Conformed copy of Consent of Independent Auditors of Federated Mid Cap Index Fund; (28)
14.1 Conformed copy of Consent of Independent Auditors of Mason Street Index 400 Stock Fund.;30

15.   Not Applicable
16.1 Conformed copy of the Unanimous Consent Of Trustees for Power of Attorney (27)
16.2  Conformed copy of the Certification of the Registrant  (27)
16.3  Conformed copy of Power of Attorney of the Registrant; (27)
16.4  Conformed copy of Power of Attorney a Trustee of the Registrant; (29)
16.5 Conformed copy of Power of Attorney of the Treasurer of the Registrant; (29)

17.   Form of Proxy; (30)
17.1  Ballot; (30)

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* All exhibits are being filed electronically.

3. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-1A dated June 29, 1990. (File Nos. 33-33852 and 811-6061)
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed September 12, 1991. (File Nos. 33-33852 and 811-6061)
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed December 29, 1993. (File Nos. 33-33852 and 811-6061)
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed December 29, 1994. (File Nos. 33-33852 and 811-6061)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed December 28, 1995. (File Nos. 33-33852 and 811-6061)
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed November 6, 1997. (File Nos. 33-33852 and 811-6061)
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed October 30, 1998. (File Nos. 33-33852 and 811-6061)
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed December 27, 2000. (File Nos. 33-33852 and 811-6061)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed October 23, 2001. (File Nos. 33-33852 and 811-6061)
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed December 26, 2001. (File Nos. 33-33852 and 811-6061)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed February 19, 2002. (File Nos. 33-33852 and 811-6061)
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed December 26, 2002. (File Nos. 33-33852 and 811-6061)
24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed December 30, 2003. (File Nos. 33-33852 and 811-6061)
25 Response is incorporated by reference to Registrant's Post Effective Amendment No. 29 on Form N-1A filed October 15, 2004. (File Nos. 33-33852 and 811-6061)
26 Response is incorporated by reference to Registrant's Post Effective Amendment No. 29 on Form N-1A filed December 29, 2004. (File Nos. 33-33852 and 811-6061)
27 Response is incorporated by reference to Registrant's Form N-14AE filed December 22, 2005. (File Nos. 333-130647 and 811-6061)
28 Response is incorporated by reference to Registrant's Pre Effective Amendment No. 1 on Form N-14AE filed December 28, 2005. (File Nos. 333-130647 and 811-6061)
29 Response is incorporated by reference to Registrant's Pre Effective Amendment No. 2 on Form N-14AE filed January 24, 2006. (File Nos. 333-130647 and 811-6061)
30 Response is incorporated by reference to Registrant's Post Effective Amendment No. 1 on Form N-14 filed February 2, 2006. (File Nos. 333-130647 and 811-6061)

Item 17.  Undertakings

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.



                               SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, FEDERATED INDEX TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 6th day of July, 2006.

                  FEDERATED INDEX TRUST

                  BY: /s/ Todd P. Zerega
                  Todd P. Zerega, Assistant Secretary

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

         NAME                               TITLE                 DATE

By: /s/ Todd P. Zerega                  Attorney In Fact      July 6, 2006
    Todd P. Zerega                      For the Persons
    ASSISTANT SECRETARY                 Listed Below

John F. Donahue*                        Trustee

J. Christopher Donahue*                 President and Trustee
                                        (Principal Executive Officer)

Richard A. Novak*                       Treasurer
                                        (Principal Financial Officer)

Thomas G. Bigley*                       Trustee

John T. Conroy, Jr.*                    Trustee

Nicholas P. Constantakis*               Trustee

John F. Cunningham*                     Trustee

Lawrence D. Ellis, M.D.*                Trustee

Peter E. Madden*                        Trustee

Charles F. Mansfield, Jr.*              Trustee

John E. Murray, Jr., J.D., S.J.D.*      Trustee

Marjorie P. Smuts*                      Trustee

John S. Walsh*                          Trustee

*By Power of Attorney